Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
By delinquency status:
Total consumer PCI loans (carrying value)	$ 23,320		$ 26,727
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Total Consumer [Member]
By delinquency status:
Total consumer PCI loans (carrying value)	21,813		24,223					40,093
Loans	447,725		445,196		438,537	424,922	436,961
Real estate 1-4 family first mortgage [Member]
By delinquency status:
Total consumer PCI loans (carrying value)	21,712		24,100
Loans	265,386		258,507		249,912	229,408	231,113
Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Total consumer PCI loans (carrying value)	101		123
Loans	59,717		65,950		75,503	86,041	96,205
Credit Card [Member]
By delinquency status:
Total consumer PCI loans (carrying value)	0		0
Loans	31,119		26,882		24,651	22,905	22,384
Automobile [Member]
By delinquency status:
Total consumer PCI loans (carrying value)	0		0
Loans	55,740		50,808		45,998	43,508	43,754
Other revolving credit and installment [Member]
By delinquency status:
Total consumer PCI loans (carrying value)	0		0
Loans	35,763		43,049		42,473	43,060	43,505
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Current-29 DPD	386,901		365,462
30-59 DPD	4,288		4,477
60-89 DPD	1,719		1,850
90-119 DPD	942		1,035
120-179 DPD	1,057		1,182
180 or more DPD	4,737		5,518
Government insured/guaranteed loans	26,268		41,449
Loans, excluding Purchased Credit Impaired Loans	425,912		420,973
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Current-29 DPD	208,642		193,371
30-59 DPD	2,415		2,784
60-89 DPD	993		1,157
90-119 DPD	488		587
120-179 DPD	610		747
180 or more DPD	4,258		5,024
Government insured/guaranteed loans	26,268		30,737
Loans, excluding Purchased Credit Impaired Loans	243,674		234,407
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Current-29 DPD	58,182		64,230
30-59 DPD	398		461
60-89 DPD	220		253
90-119 DPD	158		182
120-179 DPD	194		216
180 or more DPD	464		485
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	59,616		65,827
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Current-29 DPD	30,356		26,218
30-59 DPD	239		201
60-89 DPD	160		143
90-119 DPD	136		124
120-179 DPD	227		195
180 or more DPD	1		1
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	31,119		26,882
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Current-29 DPD	54,365		49,699
30-59 DPD	1,056		852
60-89 DPD	235		186
90-119 DPD	78		66
120-179 DPD	5		4
180 or more DPD	1		1
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	55,740		50,808
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Current-29 DPD	35,356		31,944
30-59 DPD	180		179
60-89 DPD	111		111
90-119 DPD	82		76
120-179 DPD	21		20
180 or more DPD	13		7
Government insured/guaranteed loans	0		10,712
Loans, excluding Purchased Credit Impaired Loans	$ 35,763		$ 43,049

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.